                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-21852
                                   ------------

                       RIVERSOURCE RETIREMENT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:   04/30
                          --------

Date of reporting period:  07/31
                          --------

                             PORTFOLIO HOLDINGS
                                    FOR
                     RIVERSOURCE RETIREMENT PLUS SERIES
                              AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2010 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (71.6%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (18.3%)
RiverSource Disciplined
   International Equity Fund                28,935(b)                $263,597
------------------------------------------------------------------------------

U.S. LARGE CAP (52.7%)
RiverSource Disciplined
   Equity Fund                             111,511                    756,047
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 906(b)                   8,105
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $1,024,577)                                                 $1,027,749
------------------------------------------------------------------------------

FIXED INCOME FUNDS (21.6%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (5.5%)
RiverSource Emerging
   Markets Bond Fund                         7,705                    $75,198
RiverSource Global
   Bond Fund                                   572                      3,725
                                                                   ----------
Total                                                                  78,923
------------------------------------------------------------------------------

HIGH YIELD (5.5%)
RiverSource High Yield
   Bond Fund                                27,431                     78,451
------------------------------------------------------------------------------

INVESTMENT GRADE (10.6%)
RiverSource Diversified
   Bond Fund                                32,157                    152,105
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $306,357)                                                     $309,479
------------------------------------------------------------------------------

CASH EQUIVALENTS (6.4%)
                                            SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash
   Management Fund                          91,180                    $91,180
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $91,180)                                                       $91,180
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,422,114)(d)                                              $1,428,408
==============================================================================


NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $1,422,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $ 7,000
      Unrealized depreciation                                          (1,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                     $ 6,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
1   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2015 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (57.2%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (14.5%)
RiverSource Disciplined
   International Equity Fund                 6,485(b)                 $59,074
------------------------------------------------------------------------------

U.S. LARGE CAP (42.3%)
RiverSource Disciplined
   Equity Fund                              25,318                    171,658
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 203(b)                   1,815
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $235,333)                                                     $232,547
------------------------------------------------------------------------------

FIXED INCOME FUNDS (10.5%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.3%)
RiverSource Emerging
   Markets Bond Fund                         1,282                    $12,511
RiverSource Global Bond Fund                   113                        737
                                                                   ----------
Total                                                                  13,248
------------------------------------------------------------------------------

HIGH YIELD (2.7%)
RiverSource High Yield
   Bond Fund                                 3,865                     11,055
------------------------------------------------------------------------------

INVESTMENT GRADE (4.5%)
RiverSource Diversified
   Bond Fund                                 3,926                     18,571
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $42,907)                                                       $42,874
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.8%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                          11,242                    $11,242
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $11,242)                                                       $11,242
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $289,482)(d)                                                  $286,663
==============================================================================


NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $289,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $    --
      Unrealized depreciation                                          (2,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                     $(2,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2020 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (88.3%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (23.8%)
RiverSource Disciplined
   International Equity Fund                63,477(b)                $578,279
------------------------------------------------------------------------------

U.S. LARGE CAP (63.7%)
RiverSource Disciplined
   Equity Fund                             228,251                  1,547,544
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                               2,070(b)                  18,529
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $2,135,117)                                                 $2,144,352
------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.8%)
                                            SHARES                   VALUE(a)
GLOBAL BOND (3.5%)
RiverSource Emerging
   Markets Bond Fund                         8,025                    $78,323
RiverSource Global
   Bond Fund                                 1,003                      6,529
                                                                   ----------
Total                                                                  84,852
------------------------------------------------------------------------------

HIGH YIELD (2.5%)
RiverSource High Yield
   Bond Fund                                21,412                     61,239
------------------------------------------------------------------------------

INVESTMENT GRADE (2.8%)
RiverSource Diversified
   Bond Fund                                14,246                     67,383
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $210,950)                                                     $213,474
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                          62,475                    $62,475
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $62,475)                                                       $62,475
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $2,408,542)(d)                                              $2,420,301
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $2,409,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $12,000
      Unrealized depreciation                                          (1,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                     $11,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2025 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (85.4%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (22.4%)
RiverSource Disciplined
   International Equity Fund                 5,943(b)                 $54,145
------------------------------------------------------------------------------

U.S. LARGE CAP (62.3%)
RiverSource Disciplined
   Equity Fund                              22,189                    150,443
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 194(b)                   1,739
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $212,309)                                                     $206,327
------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.6%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.0%)
RiverSource Emerging
   Markets Bond Fund                           675                     $6,588
RiverSource Global Bond Fund                    94                        612
                                                                   ----------
Total                                                                   7,200
------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield
   Bond Fund                                 1,747                      4,997
------------------------------------------------------------------------------

INVESTMENT GRADE (3.5%)
RiverSource Diversified
   Bond Fund                                 1,813                      8,576
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $20,782)                                                       $20,773
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                           5,459                     $5,459
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $5,459)                                                         $5,459
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $238,550)(d)                                                  $232,559
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $    --
      Unrealized depreciation                                          (6,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                     $(6,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2030 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (89.5%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (24.4%)
RiverSource Disciplined
   International Equity Fund                44,497(b)                $405,367
------------------------------------------------------------------------------

U.S. LARGE CAP (64.3%)
RiverSource Disciplined
   Equity Fund                             157,190                  1,065,745
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                               1,466(b)                  13,125
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $1,481,817)                                                 $1,484,237
------------------------------------------------------------------------------

FIXED INCOME FUNDS (7.7%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.2%)
RiverSource Emerging
   Markets Bond Fund                         4,768                    $46,533
RiverSource Global
   Bond Fund                                   661                      4,300
                                                                   ----------
Total                                                                  50,833
------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield
   Bond Fund                                12,460                     35,636
------------------------------------------------------------------------------

INVESTMENT GRADE (2.4%)
RiverSource Diversified
   Bond Fund                                 8,570                     40,535
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $125,554)                                                     $127,004
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                          38,979                    $38,979
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $38,979)                                                       $38,979
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,646,350)(d)                                              $1,650,220
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $1,646,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $ 6,000
      Unrealized depreciation                                          (2,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                     $ 4,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2035 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (87.1%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (23.2%)
RiverSource Disciplined
   International Equity Fund                11,678(b)                $106,390
------------------------------------------------------------------------------

U.S. LARGE CAP (63.1%)
RiverSource Disciplined
   Equity Fund                              42,802                    290,194
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 401(b)                   3,585
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $404,951)                                                     $400,169
------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.7%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.1%)
RiverSource Emerging
   Markets Bond Fund                         1,331                    $12,993
RiverSource Global
   Bond Fund                                   176                      1,148
                                                                   ----------
Total                                                                  14,141
------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield
   Bond Fund                                 3,304                      9,450
------------------------------------------------------------------------------

INVESTMENT GRADE (3.5%)
RiverSource Diversified
   Bond Fund                                 3,482                     16,471
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $40,034)                                                       $40,062
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                          10,263                    $10,263
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $10,263)                                                       $10,263
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $455,248)(d)                                                  $450,494
==============================================================================


NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $    --
      Unrealized depreciation                                          (5,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                     $(5,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2040 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.9%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (23.6%)
RiverSource Disciplined
   International Equity Fund                19,848(b)                $180,816
------------------------------------------------------------------------------

U.S. LARGE CAP (63.5%)
RiverSource Disciplined
   Equity Fund                              71,723                    486,282
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 668(b)                   5,976
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $675,596)                                                     $673,074
------------------------------------------------------------------------------

FIXED INCOME FUNDS (7.9%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.1%)
RiverSource Emerging
   Markets Bond Fund                         2,153                    $21,011
RiverSource Global Bond Fund                   310                      2,019
                                                                   ----------
Total                                                                  23,030
------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield
   Bond Fund                                 5,736                     16,405
------------------------------------------------------------------------------

INVESTMENT GRADE (2.7%)
RiverSource Diversified
   Bond Fund                                 4,398                     20,804
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $59,682)                                                       $60,239
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                          17,927                    $17,927
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $17,927)                                                       $17,927
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $753,205)(d)                                                  $751,240
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $753,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $ 1,000
      Unrealized depreciation                                          (3,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                     $(2,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
7   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2045 Fund(c)

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (84.0%)
                                            SHARES                   VALUE(a)

INTERNATIONAL (21.9%)
RiverSource Disciplined
   International Equity Fund                 5,948(b)                 $54,187
------------------------------------------------------------------------------

U.S. LARGE CAP (61.4%)
RiverSource Disciplined
   Equity Fund                              22,472                    152,361
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined
   Small and Mid Cap
   Equity Fund                                 197(b)                   1,760
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $213,697)                                                     $208,308
------------------------------------------------------------------------------

FIXED INCOME FUNDS (9.0%)
                                            SHARES                   VALUE(a)

GLOBAL BOND (3.0%)
RiverSource Emerging
   Markets Bond Fund                           698                     $6,808
RiverSource Global Bond Fund                    94                        609
                                                                   ----------
Total                                                                   7,417
------------------------------------------------------------------------------

HIGH YIELD (2.0%)
RiverSource High Yield
   Bond Fund                                 1,749                      5,002
------------------------------------------------------------------------------

INVESTMENT GRADE (4.0%)
RiverSource Diversified
   Bond Fund                                 2,072                      9,803
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $22,245)                                                       $22,222
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.2%)
                                            SHARES                   VALUE(a)

MONEY MARKET
RiverSource Cash
   Management Fund                           5,445                     $5,445
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $5,445)                                                         $5,445
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $241,387)(d)                                                  $235,975
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on May 18, 2006.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $    --
      Unrealized depreciation                                          (5,000)
      -----------------------------------------------------------------------
      Net unrealized depreciation                                     $(5,000)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
8   RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                          S-6507-80 F (9/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Retirement Series Trust


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



By                        /s/  Jeffrey P. Fox
                          ------------------------
                               Jeffrey P. Fox
                               Treasurer and Principal Financial Officer

Date                           September 28, 2006